Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 Share	Dec. 31, 2016 Share	Dec. 31, 2015 Share
Statements Line Items
Number of share options outstanding in share-based payment arrangement	6,742,500	5,247,500	4,811,500	5,428,500
Number of share options exercisable in share-based payment arrangement	6,730,000
Granted April 25, 2014 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement	1,167,500
Number of share options exercisable in share-based payment arrangement	1,167,500
Exercise price of outstanding share options | $	$ 1.20
Expiry Date	April 25, 2019
Granted December 22, 2014 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement	60,000
Number of share options exercisable in share-based payment arrangement	60,000
Exercise price of outstanding share options | $	$ 0.87
Expiry Date	December 22, 2019
Granted June 8, 2015 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement	1,065,000
Number of share options exercisable in share-based payment arrangement	1,065,000
Exercise price of outstanding share options | $	$ 0.66
Expiry Date	June 8, 2020
Granted October 18, 2016 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement	1,200,000
Number of share options exercisable in share-based payment arrangement	1,200,000
Exercise price of outstanding share options | $	$ 1.30
Expiry Date	October 18, 2021
Granted August 28, 2017 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement	1,440,000
Number of share options exercisable in share-based payment arrangement	1,440,000
Exercise price of outstanding share options | $	$ 1.20
Expiry Date	August 28, 2022
Granted July 20, 2018 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement	1,640,000
Number of share options exercisable in share-based payment arrangement	1,627,500
Exercise price of outstanding share options | $	$ 1.30
Expiry Date	July 20, 2023
Granted September 20, 2018 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement	75,000
Number of share options exercisable in share-based payment arrangement	75,000
Exercise price of outstanding share options | $	$ 1.42
Expiry Date	September 20, 2023
Granted November 28, 2018 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement	75,000
Number of share options exercisable in share-based payment arrangement	75,000
Exercise price of outstanding share options | $	$ 1.57
Expiry Date	November 28, 2023
Granted December 14,2018 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement	20,000
Number of share options exercisable in share-based payment arrangement	20,000
Exercise price of outstanding share options | $	$ 1.42
Expiry Date	December 14, 2023